RECURRENT MLP & INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 72.6%
	OIL & GAS PRODUCERS - 72.6%
929,152	AltaGas Ltd.	$ 27,433,320
5,643,414	Cenovus Energy, Inc.	85,949,195
247,314	Cheniere Energy, Inc.	58,336,426
324,000	DT Midstream, Inc.	33,284,520
429,734	Enbridge, Inc.	19,462,653
1,414,560	Keyera Corporation	44,409,180
1,391,065	Kinder Morgan, Inc.	39,033,284
250,559	Marathon Petroleum Corporation	42,642,636
56,469	Murphy USA, Inc.	20,468,883
969,460	ONEOK, Inc.	79,602,361
1,620,919	PBF Energy, Inc., Class A	36,632,769
1,717,268	Pembina Pipeline Corporation	63,865,197
413,643	Phillips 66	51,118,002
1,506,325	South Bow Corporation	39,556,095
1,568,608	Suncor Energy, Inc.	61,897,272
478,648	Targa Resources Corporation	79,651,814
204,390	TC Energy Corporation	9,786,193
307,467	Viper Energy, Inc.	11,579,207
717,575	Williams Companies, Inc. (The)	43,018,621
	TOTAL COMMON STOCKS (Cost $649,515,652)	847,727,628

	MASTER LIMITED PARTNERSHIPS — 25.7%
	METALS & MINING - 1.4%
626,448	Alliance Resource Partners, L.P.	16,588,343

	OIL & GAS PRODUCERS - 24.3%
4,574,033	Energy Transfer, L.P.	82,515,556
1,610,476	Enterprise Products Partners, L.P.	49,908,651
2,563,833	Plains GP Holdings, L.P., Class A	50,251,127
883,988	Sunoco, L.P.	48,893,376

RECURRENT MLP & INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	MASTER LIMITED PARTNERSHIPS — 25.7% (Continued)
	OIL & GAS PRODUCERS - 24.3% (Continued)
1,286,885	Western Midstream Partners, L.P.	$ 52,414,826
		283,983,536

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $218,039,400)	300,571,879

	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
18,116,643	First American Government Obligations Fund, Class X, 4.23% (Cost $18,116,643)(a)	18,116,643

	TOTAL INVESTMENTS - 99.8% (Cost $885,671,695)	$ 1,166,416,150
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	1,805,148
	NET ASSETS - 100.0%	$ 1,168,221,298

LP	- Limited Partnership
Ltd.	- Limited Company

(a)	Rate disclosed is the seven day effective yield as of July 31, 2025.